Segment Information Level 4 (Details) - Geographic Net Sales (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 4,756		$ 5,207		$ 4,597
United States [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	2,005	[1]	2,130	[1]	1,861	[1]
Netherlands [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	902	[1]	1,051	[1]	938	[1]
Germany [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	298	[1]	402	[1]	347	[1]
Canada [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	336	[1]	304	[1]	244	[1]
Other international [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 1,215	[1]	$ 1,320	[1]	$ 1,207	[1]

[1]	Sales are attributed to the country in which the individual business locations reside.